UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2000

Check here if Amendment [  ];       Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Viewpoint Investment Partners
Address:          11995 El Camino Real, Suite 305
                  San Diego, CA  92130


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard S. Coons
Title:            President
Phone:            858/704-1310

Signature, Place, and Date of Signing:

                  /s/ Richard S. Coons      San Diego, CA           02/06/01
                  --------------------      -------------           --------
                  [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are  reported in this report,  and all holdings are reported by other reporting manager(s).

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0

Form 13F Information Table Entry Total:                    55

Form 13F Information Table Value Total:            $   95,897
                                                   ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    VIEWPOINT INVESTMENT PARTNERS
                                                              Form 13F
                                                              12/31/00


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Abgenix Inc.                 COM         00339B107         1,264        21,400  Sh        SOLE      N/A          21,400
Alkermes Inc                 COM         01642T108         4,157       132,500  Sh        SOLE      N/A         132,500
Altera Corp                  COM         021441100           539        20,500  Sh        SOLE      N/A          20,500
Amgen Inc.                   COM         031162100         1,279        20,000  Sh        SOLE      N/A          20,000
Baker Hughes                 COM         057224107           856        20,600  Sh        SOLE      N/A          20,600
Biogen                       COM         090597105         3,039        50,600  Sh        SOLE      N/A          50,600
Biomet                       COM         090613100           794        20,000  Sh        SOLE      N/A          20,000
Caremark RX Inc.             COM         141705103         9,156       675,100  Sh        SOLE      N/A         675,100
Check Point Software         COM         M22465104           321         2,400  Sh        SOLE      N/A           2,400
Chiron Corp                  COM         170040109           890        20,000  Sh        SOLE      N/A          20,000
Cisco Systems                COM         17275R102         1,075        28,100  Sh        SOLE      N/A          28,100
E.piphany                    COM         26881V100         1,111        20,600  Sh        SOLE      N/A          20,600
EOG Resources Inc.           COM         26875P101         2,759        50,500  Sh        SOLE      N/A          50,500
Electronic Arts Inc.         COM         285512109         2,378        55,800  Sh        SOLE      N/A          55,800
Exodus Communications        COM         302088109         1,822        91,100  Sh        SOLE      N/A          91,100
General Dynamics Corp        COM         369550108         1,381        17,700  Sh        SOLE      N/A          17,700
Genzyme Corp                 COM         372917104           899        10,000  Sh        SOLE      N/A          10,000
Grant Prideco                COM         38821G101         2,475       112,800  Sh        SOLE      N/A         112,800
Grey Wolf                    COM         397888108         3,921       667,400  Sh        SOLE      N/A         667,400
Halliburton Co               COM         406216101           725        20,000  Sh        SOLE      N/A          20,000
Healthcare Management Associ COM         421933102           633        30,500  Sh        SOLE      N/A          30,500
Hnc Software Inc             COM         40425P107         3,156       106,300  Sh        SOLE      N/A         106,300
Home Depot                   COM         437076102         1,156        25,300  Sh        SOLE      N/A          25,300
IGEN International           COM         449536101           293        23,800  Sh        SOLE      N/A          23,800
Immunex Corp                 COM         452528102         1,219        30,000  Sh        SOLE      N/A          30,000
Intel                        COM         458140100         1,085        36,100  Sh        SOLE      N/A          36,100
Internet.com Corp            COM         460967102           179        30,200  Sh        SOLE      N/A          30,200
JDS Uniphase Corp.com        COM         46612J101         1,509        36,200  Sh        SOLE      N/A          36,200
Juniper.com                  COM         48203R104           630         5,000  Sh        SOLE      N/A           5,000
Lowes Companies              COM         548661107         1,135        25,500  Sh        SOLE      N/A          25,500
National Oilwell             COM         637071101         1,977        51,100  Sh        SOLE      N/A          51,100
Nokia Corp                   COM         654902204         1,101        25,300  Sh        SOLE      N/A          25,300
Ocean Energy Inc.            COM         67481E106         2,453       141,200  Sh        SOLE      N/A         141,200
Oracle                       COM         68389X105           581        20,000  Sh        SOLE      N/A          20,000
Parametric Technology Corp   COM         699173100         1,017        75,100  Sh        SOLE      N/A          75,100
Portal Software              COM         736126103         7,114        90,700  Sh        SOLE      N/A          90,700
Qualcomm Inc.                COM         747525103         1,644        20,000  Sh        SOLE      N/A          20,000
Redback Network              COM         757209101           410        10,000  Sh        SOLE      N/A          10,000
Retek Inc.                   COM         76128Q109         2,028        83,187  Sh        SOLE      N/A          83,187
Saks Inc                     COM         79377W108           192        19,200  Sh        SOLE      N/A          19,200
Salem Communications         COM         794093104         3,790       253,700  Sh        SOLE      N/A         253,700
Schlumberger                 COM         806857108         1,599        20,000  Sh        SOLE      N/A          20,000
Silicon Image, Inc.          COM         82705T102         1,263       232,200  Sh        SOLE      N/A         232,200
Six Flags Inc                COM         83001P109         2,790       162,300  Sh        SOLE      N/A         162,300
Starbucks Corp               COM         855244109         1,810        40,900  Sh        SOLE      N/A          40,900
Sun Microsystems             COM         866810104           714        25,600  Sh        SOLE      N/A          25,600
Tenet Healthcare             COM         88033G100         1,355        30,500  Sh        SOLE      N/A          30,500
Texas Instruments            COM         882508104         1,895        40,000  Sh        SOLE      N/A          40,000
Thermo Electron              COM         883556102         1,517        51,000  Sh        SOLE      N/A          51,000
Verisign Inc                 COM         92343E102         3,739        50,400  Sh        SOLE      N/A          50,400
Vignette Corp.               COM         926734104           914        50,800  Sh        SOLE      N/A          50,800
Vitesse Semiconductor        COM         928497106         1,106        20,000  Sh        SOLE      N/A          20,000
Weatherford Intl Inc         COM         947074100           945        20,000  Sh        SOLE      N/A          20,000
Western Gas Resources        COM         958259103           691        20,500  Sh        SOLE      N/A          20,500
Xilinx Inc                   COM         983919101         1,416        30,700  Sh        SOLE      N/A          30,700

Value Total                                              $95,897


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